Property, plant and equipment - Disclosure of Property Plant and Equipment (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Capital expenditures including disposed assets	$ 298.9
Disposed Pembina assets	$ 19.6